SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement Of Operations Summary Information:
Net income	$ 560,855	$ 652,084	$ 5,175,675	$ 2,675,037
Weighted-average common shares outstanding - basic and diluted	305,451,498	305,451,498	305,451,498	304,166,073
Net profit per share, basic and diluted	$ 0.00	$ 0.00	$ 0.02	$ 0.01